Filed pursuant to Rule 497
File No. 333-204239

FS INVESTMENT CORPORATION IV

Supplement dated November 12, 2015

to

Prospectus dated October 28, 2015

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Investment Corporation IV dated October 28, 2015 (the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

You should carefully consider the “Risk Factors” beginning on page 37 of the Prospectus before you decide to invest in shares of our common stock.

Suitability Standards

This supplement supplements and amends the section of the Prospectus entitled “Suitability Standards” beginning on page ii of the Prospectus by adding the following immediately after the first subsection of the second paragraph thereof:

Idaho—Idaho investors must have either (i) a minimum net worth of at least $85,000 and a minimum annual gross income of at least $85,000; or (ii) a minimum net worth of $300,000. In addition, the state of Idaho requires that each Idaho investor limit his or her investment in this offering to 10% of his or her net worth.

Suitability Standards

This supplement supplements and amends the section of the Prospectus entitled “Suitability Standards” beginning on page 188 of the Prospectus by adding the following immediately after the first subsection of the third paragraph thereof:

Idaho—Idaho investors must have either (i) a minimum net worth of at least $85,000 and a minimum annual gross income of at least $85,000; or (ii) a minimum net worth of $300,000. In addition, the state of Idaho requires that each Idaho investor limit his or her investment in this offering to 10% of his or her net worth.

Form of Subscription Agreement

This supplement supplements and amends the Prospectus by replacing in its entirety the Form of Subscription Agreement found in Appendix A of the Prospectus with the following:

FS Investment Corporation IV
Subscription Agreement | Class T V3.1

The undersigned hereby tenders this subscription and applies for the purchase of the dollar amount of shares of common stock (the “Shares”) of FS Investment Corporation IV, a Maryland corporation (also the “Company”), set forth below.

1. Investment (Mark initial or additional investment)

Subscription Amount $

☐ Initial Investment ($5,000 minimum initial investment)
☐ Additional Investment ($500 minimum additional investment)

2. Investment Type (Select only one )

CLASS T SHARES (FUND 3956)

☐ Public Offering Price
☐ Net of Upfront Commission By a registered representative on his or her own behalf. Subject to all other fees and expenses of Class T shares. Please see the prospectus for additional information.

3. Ownership (Select only one)

Please complete part A of Section 4
SINGLE OWNER	MULTIPLE OWNERS	MINOR ACCOUNT
☐ Individual	☐ Community Property	☐ UGMA: State of
To make a transfer on death (“TOD”) designation, attach a completed TOD form. TOD forms can be found on www.franklinsquare.com.	☐ Tenants in Common	☐ UTMA: State of
☐ Joint Tenants with Rights of Survivorship To make a transfer on death (“TOD”) designation, attach a completed TOD form. TOD forms can be found on www.franklinsquare.com.

OTHER ACCOUNT
Please complete part B of Section 4
☐ Qualified Pension	☐ Profit-Sharing Plan	☐ Partnership	☐ Trust

☐ Corporation: S-Corp	☐ Keogh	☐ Estate	☐ Other

☐ Corporation: C-Corp

Please attach the pages of the trust or plan document (or corporate resolution) which list the names of the trust or plan, trustees, signatures and date. The FS Trustee Certification of Investment Powers Form for Trust Accounts may be completed in lieu of providing trust documents. You can obtain this form by visiting www.franklinsquare.com.

QUALIFIED PLAN ACCOUNT
Please complete part A of Section 4.

☐ Traditional IRA	☐ Roth IRA	☐ Rollover IRA	☐ SIMPLE IRA	☐ SEP IRA	☐ Other

CUSTODIAL ARRANGEMENT (Please select custodian)

Name of Custodian		Custodian Phone #

Mailing Address
	(street)	(city/state)	(zip)

Custodian Tax ID #	Custodian Authorization:
Custodian Account #

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FS Investment Corporation IV | Subscription Agreement V3.1

4. Investor Information (Please print)

A	Individual Owner/Beneficial Owner
(first, middle, last)
	SSN	Date of Birth
(mm/dd/yyyy)
Joint Owner/Beneficial Owner
(first, middle, last)
	SSN	Date of Birth
(mm/dd/yyyy)
Mailing Address
	(You must include a permanent street address even if your mailing address is a P.O. Box)	(city/state)		(zip)

U.S. Street Address
	(Leave blank if your street address and mailing address are the same)	(city/state)		(zip)

	Phone #	E-mail Address

Country of Citizenship
In lieu of receiving documents by mail, you can enroll in the Franklin Square Paperless Green Program. Please visit www.franklinsquare.com, and click the “Investor Log-In” button. Follow this link to the E-Consent and fill out the required account information.

B	Trust/Corp/Partnership/Other

	SSN/Tax ID #	Date of Trust
(mm/dd/yyyy)
Mailing Address
	(You must include a permanent street address even if your mailing address is a P.O. Box)	(city/state)		(zip)

U.S. Street Address
(Leave blank if your street address and mailing address are the same)
		(city/state)		(zip)
Trustee(s)/Authorized Person(s)

	SSN	Date of Birth
(mm/dd/yyyy)
Trustee/Authorized Person
U.S. Street Address
		(city/state)		(zip)

5. Distributions

If this election is not completed, the Company will default to sending the investor’s cash distributions out by check to his or her address of record provided in section 4 or to the custodian indicated in section 3, as applicable.
I hereby elect the distribution option indicated below:
☐	I choose to participate in the Company’s Distribution Reinvestment Plan.
The Company requests each investor who elects to have his or her distributions reinvested pursuant to the Company’s Distribution Reinvestment Plan to notify the Company and the broker dealer, financial institution or registered investment advisor named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum gross income and net worth standards set forth in section 6 below.

☐	I choose to have distributions sent to the address in section 4.
(Or section 3 for custodial accounts. Cash distributions for custodial accounts will be sent to the custodian of record.)

☐	I choose to have distributions sent to me at the following address:

☐	I choose to have distributions deposited in a checking, savings or brokerage account. (Complete information below.)
I authorize the Company or its agent to deposit my distributions into the account indicated below. This authority will remain in force until I notify the Company in writing to cancel it. In the event that the Company deposits funds erroneously into my account, the Company is authorized to debit my account for the amount of the erroneous deposit. I also hereby acknowledge that funds and/ or Shares in my account may be subject to applicable abandoned property, escheat or similar laws and may be transferred to the appropriate governmental authority in accordance with such laws, including as a result of account inactivity for the period of time specified in such laws or otherwise. None of the Company, its affiliates, its agents or any other person shall be liable for any property delivered in good faith to a governmental authority pursuant to applicable abandoned property, escheat or similar laws. I acknowledge that distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to stockholders through distributions will be made after payment of fees and expenses, as well as the sales load.

Name of Financial Institution	Account Type

Mailing Address
(street)	(city/state) (zip)
ABA Routing Number (if applicable)	Account Number

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6. Investor Representations (Initials required for letters a–d and any state suitability requirement that may apply)

Please carefully read and separately initial each of the representations below. In the case of joint investors, each investor must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf. In order to induce FS Investment Corporation IV to accept this subscription, I (we) hereby represent and warrant that:

	Owner (initials)	Joint Owner (initials)
a) I (we) have received a Prospectus for FS Investment Corporation IV relating to the Shares for which I am (we are) subscribing, wherein the terms and conditions of the offering are described, and I (we) agree to the terms and conditions therein.

b) I (we) certify that I (we) have either (1) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (2) a net worth (not including home, furnishings and personal automobiles) of at least $250,000, or that I (we) meet the higher suitability requirements imposed by my (our) state of primary residence as set forth in the Prospectus for FS Investment Corporation IV relating to the Shares under “Suitability Standards.”

c) I am (we are) purchasing Shares for my (our) own account.

d) I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares.

e) If I am (we are) a resident of Alabama, I (we) certify that I (we) have a liquid net worth of at least ten times my (our) investment in FS Investment Corporation IV and its affiliates. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

f) If I am (we are) a resident of Idaho, I (we) certify that I (we) have either (i) a minimum net worth of at least $85,000 and a minimum annual gross income of at least $85,000; or (ii) a minimum net worth of $300,000. In addition, I (we) certify that I (we) will not investment more than 10% of my (our) net worth in this offering.

g) If I am (we are) a resident of Iowa, I (we) certify that I (we) either meet the definition of an “accredited investor” as defined in Rule 501(a) promulgated under the Securities Act of 1933, as amended, or that I (we) will limit my (our) investment in shares of FS Investment Corporation IV’s common stock and similar non-traded business development companies to not more than 10% of my (our) liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

h) If I am (we are) a resident of Kansas, I (we) acknowledge that it is recommended by the Office of the Securities Commissioner that I (we) limit my (our) aggregate investment in FS Investment Corporation IV and other non-traded business development companies to not more than 10% of my (our) liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

i) If I am (we are) a resident of Kentucky, I (we) certify either (1) that I (we) have a minimum gross annual income of $70,000 and a minimum net worth of $70,000 (as defined in the NASAA Omnibus Guidelines), or (2) that I (we) have a minimum net worth alone of at least $250,000. In addition, I (we) certify that I (we) will not invest more than 10% of my (our) liquid net worth in FS Investment Corporation IV’s shares or the shares of FS Investment Corporation IV’s affiliates’ non-publicly traded business development companies. For these purposes, “liquid net worth” is defined as that portion of net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

j) If I am (we are) a resident of Maine, I (we) acknowledge that the Maine Office of Securities recommends that my (our) aggregate investment in this offering and similar direct participation investments not exceed 10% of my (our) liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

k) If I am (we are) a resident of Massachusetts, I (we) certify that I (we) will not invest, in the aggregate, more than 10% of my (our) liquid net worth in FS Investment Corporation IV’s shares and in other non-traded direct participation programs. For these purposes, liquid net worth shall be defined as that portion of an investor’s net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

l) If I am (we are) a resident of Nebraska, I (we) certify either (1) that I (we) meet the definition of “accredited investor” as defined in Rule 501(a) promulgated under the Securities Act of 1933, as amended, or (2) that I (we) will limit my (our) investment in shares of FS Investment Corporation IV and other non-publicly traded business development companies to 10% of my (our) net worth (not including home, home furnishings and automobiles).

m) If I am (we are) a resident of New Mexico, I (we) certify that I (we) will limit my (our) investment in non-traded business development companies, including my (our) investment in shares of FS Investment Corporation IV and in FS Investment Corporation IV’s affiliates, to a maximum of 10% of my (our) liquid net worth. Liquid net worth is that portion of an investor’s net worth that is comprised of cash, cash equivalents and readily marketable securities.

n) If I am (we are) a resident of North Dakota, I (we) certify that I (we) have a net worth of at least ten times my (our) investment in FS Investment Corporation IV.

o) If I am (we are) a resident of Ohio, I (we) certify that I (we) will limit my (our) investment in shares of FS Investment Corporation IV’s common stock, in its affiliates and in other non-traded business development companies to not more than 10% of my (our) liquid net worth. Liquid net worth is that portion of an investor’s net worth (total assets exclusive of primary residence, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

p) If I am (we are) a resident of Oklahoma, I (we) certify that I (we) either meet the definition of “accredited investor” as defined in Rule 501(a) promulgated under the Securities Act of 1933, as amended, or that I (we) will limit my (our) investment in shares of FS Investment Corporation IV’s common stock to not more than 10% of my (our) liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

q) If I am (we are) a resident of Oregon, I (we) certify that I (we) will not invest, in the aggregate, more than 10% of my (our) liquid net worth in FS Investment Corporation IV’s shares and in FS Investment Corporation IV’s affiliates. “Liquid net worth” is defined as that portion of an investor’s net worth consisting of cash, cash equivalents and readily marketable securities.

r) If I am (we are) a resident of Vermont, I (we) certify either (1) that I am (we are) accredited investors as defined in 17 C.F.R. § 230.501 or (2) that I (we) will not purchase an amount in this offering that exceeds 10% of my (our) liquid net worth. For these purposes, liquid net worth is defined as my (our) total assets (not including home, home furnishings or automobiles) minus total liabilities.

7. Important Information (Rights, Certifications, Authorizations )

Substitute IRS Form W-9 Certification:
I (we) declare that the information supplied in this Subscription Agreement is true and correct and may be relied upon by the Company in connection with my (our) investment in the Company. Under penalties of perjury, each investor signing below certifies that (1) the number shown in the Investor Social Security Number/Taxpayer Identification Number field in section 4 of this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and (3) I am a U.S. person (including a non-resident alien). NOTE: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.

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FS Investment Corporation IV | Subscription Agreement V3.1

7. Important Information (Rights, Certifications, Authorizations ) (continued)

By signing below, you hereby acknowledge receipt of the Prospectus of the Company relating to the Shares for which you have subscribed, as supplemented and amended through the date hereof (as so supplemented and amended, the “Prospectus”), not less than five (5) business days prior to the signing of this Subscription Agreement. The Prospectus is available at www.sec.gov. You are encouraged to read the Prospectus carefully before making any investment decisions. You agree that if this subscription is accepted, it will be held, together with the accompanying payment, on the terms described in the Prospectus. You agree that subscriptions may be rejected in whole or in part by the Company at its sole and absolute discretion. You understand that you will receive a confirmation of your purchase, subject to acceptance by the Company, within fifteen (15) days from the date your subscription is received and accepted, and that the sale of Shares pursuant to this Subscription Agreement will not be effective until at least five (5) business days after the date you have received a final Prospectus.

By signing below, you also acknowledge that you have been advised that the assignability and transferability of the Shares is restricted and governed by the terms of the Prospectus; there are risks associated with an investment in the Shares and you should rely only on the information contained in the Prospectus and not on any other information or representations from other sources; and you should not invest in the Shares unless you have an adequate means of providing for your current needs and personal contingencies and have no need for liquidity in this investment.

The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and Social Security/taxpayer identification number. The Company may also ask to see other identifying documents. If you do not provide the information, the Company may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with your then current financial advisor. If the Company is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if we believe we have identified potentially criminal activity, the Company reserves the right to take action as the Company deems appropriate, which may include closing your account.

By signing below, you also acknowledge that:
¡  An investment in the Shares is not suitable for you if you might need access to the money you invest in the foreseeable future.
¡  You may not have access to the money you invest for an indefinite period of time.
¡  You should not expect to be able to sell your Shares regardless of how the Company performs.
¡  If you are unable to sell your Shares, you will be unable to reduce your exposure on any market downturn.
¡  The Company does not intend to list the Shares on any securities exchange during or for what may be a significant time after the offering period, and the Company does not expect a secondary market in the Shares to develop.
¡  If you are able to sell your Shares before they are listed on an exchange, it is likely that you will receive less than you paid for them.
¡ The Company intends to implement a share repurchase program, but only a limited number of Shares will be eligible for repurchase. In addition, any such repurchases will be at the net offering price of Class T Shares in effect on the date of repurchase and Class T Shares may be subject to a contingent deferred sales charge.	¡ The Company’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.
¡ The Company’s distributions may also be funded in significant part from the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that will be subject to repayment to the Company’s affiliate, Franklin Square Holdings, L.P., or Franklin Square Holdings. Significant portions of these distributions may not be based on the Company’s investment performance and such waivers and reimbursements by Franklin Square Holdings may not continue in the future. If Franklin Square Holdings does not agree to reimburse certain of the Company’s expenses, including through the waiver of certain of its advisory fees, significant portions of these distributions may come from offering proceeds or borrowings. The repayment of any amounts owed to Franklin Square Holdings will reduce the future distributions to which you would otherwise be entitled.

The IRS does not require your consent to any provision of this Subscription Agreement other than the certifications required to avoid backup withholding.
Owner or Authorized Person Signature	Date (mm/dd/yyyy)	Joint Owner or Authorized Person Signature	Date (mm/dd/yyyy)

8. Financial Representative

The undersigned confirm on behalf of the Broker Dealer, Financial Institution or Registered Investment Adviser that they (i) are registered and/or properly licensed in the state in which the sale of the Shares to the investor executing this Subscription Agreement has been made and that the offering of the Shares is registered for sale in such state; (ii) have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (iii) have discussed such investor’s prospective purchase of Shares with such investor; (iv) have advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares; (v) have delivered a current Prospectus and related supplements, if any, to such investor; (vi) have reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; (vii) have reasonable grounds to believe that the purchase of Shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor’s suitability for a period of six years, that such investor meets the suitability standards applicable to such investor set forth in the Prospectus and related supplements, if any, that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing the Company and the tax consequences of purchasing and owning Shares; and (viii) in the case of a Registered Investment Adviser, that the purchase of Shares is in the best interests of the investor. The undersigned Financial Representative further represents and certifies that in connection with this subscription for Shares, he or she has complied with and has followed all applicable policies and procedures under his or her firm’s existing Anti-Money Laundering Program and Customer Identification Program.
Broker Dealer Name

Financial Representative Name
(first, middle, last)
Mailing Address		Phone
(street)	(city/state)	(zip)
Advisor Number	Branch Number	E-mail Address

Financial Representative Signature	Date (mm/dd/yyyy)	Principal Signature (if applicable)	Date (mm/dd/yyyy)

9. Investment Instructions
By Wire Transfer	Custodial Accounts	By Mail (Checks should be made payable to “FSIC IV”)
UMB Bank, N.A.,	Forward Subscription Agreement	FSIC IV	Regular Mail	Express/Overnight Delivery
ABA Routing #101000695,	to the custodian	c/o DST Systems Inc.	P.O. Box 219095	430 W. 7th Street
FS Investment Corporation IV			Kansas City, MO 64121	Kansas City, MO 64105
Account #9872232542				(877) 628-8575
Beneficial Owner(s)
(include in memo field)

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